Intangible assets (Details) - GBP (£) £ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net book value		£ 6,008	£ 2,941		£ 6
Balance at beginning		2,941	6
Balance at end		6,008	2,941		6
Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		18,717	15,779
Acquisition		3,068	2,938
Balance at end		21,785	18,717		15,779
Net book value			18,717		15,779		15,669
Balance at beginning		18,717	15,779		15,669		15,669
Transfer from property, plant and equipment					122
Disposal					(12)
Balance at end			18,717		15,779		15,669
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		15,776	15,773		15,669		15,669
Amortisation charge for the year		1	3		3
Balance at end		15,777	15,776		15,773		15,669
Net book value		6,008	2,941		6
Balance at beginning		2,941	6
Balance at end		6,008	2,941		6
Transfer from property, plant and equipment					113
Disposal					(12)
Intangible assets under development [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		16,316	13,378
Acquisition		3,068	2,938
Balance at end		19,384	16,316		13,378
Net book value			16,316		13,378		13,378
Balance at beginning		16,316	13,378		13,378		13,378
Transfer from property, plant and equipment
Disposal
Balance at end			16,316		13,378		13,378
Intangible assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		13,378	13,378				13,378
Amortisation charge for the year
Balance at end		13,378	13,378		13,378
Net book value		6,006	2,938
Balance at beginning		2,938
Balance at end		6,006	2,938
Transfer from property, plant and equipment
Disposal
Goodwill [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,291	2,291
Acquisition
Balance at end		2,291	2,291		2,291
Net book value			2,291		2,291		2,291
Balance at beginning		2,291	2,291		2,291		2,291
Transfer from property, plant and equipment
Disposal
Balance at end			2,291		2,291		2,291
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,291	2,291		2,291		2,291
Amortisation charge for the year
Balance at end		2,291	2,291		2,291		2,291
Net book value
Balance at beginning
Balance at end
Transfer from property, plant and equipment
Disposal
IT and website costs [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		110	110
Acquisition
Balance at end		110	110		110
Net book value			110		110
Balance at beginning		110	110
Transfer from property, plant and equipment					122
Disposal					(12)
Balance at end			110		110
IT and website costs [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		107	104
Amortisation charge for the year		1	3		3
Balance at end		108	107		104
Net book value		2	3		6
Balance at beginning		3	6
Balance at end		2	3		6
Transfer from property, plant and equipment					113
Disposal					(12)
M T X 228 Tolimidone Acquired I P R D [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	[1]	2,938
Balance at end		£ 2,938	£ 2,938	[1]		[1]		[1]
Balance at beginning					13,378
Balance at end							13,378
Net book value
Balance at beginning
Balance at end

[1]	asset is not yet in use and has not started amortising